SCHEDULE OF TAXES PAYABLE (Details) - USD ($)	Mar. 31, 2022	Sep. 30, 2021
Total taxes payable	$ 3,328,986	$ 5,052,018
Income Tax [Member]
Total taxes payable	1,498,334	1,691,007
Value Added Tax (VAT) [Member]
Total taxes payable	1,728,887	3,262,532
Other Taxes [Member]
Total taxes payable	$ 101,765	$ 98,479